Accrued Rents and Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accrued Rent and Accounts Receivable, net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
ACCRUED RENTS AND ACCOUNTS RECEIVABLE, NET

Accrued rents and accounts receivable, net, consists of amounts accrued, billed and due from tenants, allowance for doubtful accounts and other receivables as follows (in thousands):

	December 31,
	2011	2010
Tenant receivables	$1,914	$1,742
Accrued rent	5,505	4,288
Allowance for doubtful accounts	(1,366)	(1,304)
Totals	$6,053	$4,726